Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Common Stock Reserved for Future Issuance
As of December 31, 2023 and 2022, the Company has reserved the following shares of common stock for future issuance:

	December 31,
	2023	2022
Shares reserved for exercise of outstanding stock options	5,142,272	9,423,271
Shares reserved for vesting of restricted stock units	936,358	940,392
Shares reserved for issuance under the 2018 Stock Option and Incentive Plan	7,978,667	5,005,295
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,771,748	1,467,026
Shares reserved for issuance under the 2019 Inducement Plan	1,407,211	786,656
Shares reserved for issuance under the 2020 Inducement Plan	1,700,000	1,637,000

Total shares of authorized common stock reserved for future issuance	18,936,256	19,259,640